The Company, basis of presentation and significant accounting policies - Principles of consolidation and composition (Details) - EUR (€)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Jan. 01, 2019	Jun. 30, 2018
The Company, basis of presentation and significant accounting policies
loss on net monetary position for hyperinflation in Argentina	€ 11,103,000	€ 11,103,000
IFRIC Reclassification IAS 12					€ 3,368,000
Property Plant Equipment Leased Fixed Assets			€ 36,402,000
Long Term Debt To Long Term Lease Liability			9,387,000
Long Term Debt Less Current Portion To Long Term Lease Liabilities Less Current Portion			€ 26,757,000
Repayments Of Long Term Debt To Repayments Of Lease Liabilities		5,379,000
Initial Application Of Lease Liabilities				€ 4,547,534,000
IFRS 16 Cumulative Effect Retained Earnings				120,230,000
IFRS 16 Cumulative Effect Non Controlling Interests				15,508,000
Lease Liability Weighted Average Discount Rate			3.69%
Reconciliation Lease Liability [Abstract]
Future Minimum Rental Payments			€ 5,527,638,000
Short Term Leases				21,936,000
Leases Low Value Assets				34,145,000
Payments Future Lease Agreements				0
Other Lease Liability				30,065,575.0000021
Gross Lease Liability				5,441,491,425
Discounting Lease Liability				893,957,425
Lease Liability IFRS 16				4,547,534,000
Capital Lease Liabilities				36,144,000
Lease Liabilities IFRS 16				€ 4,583,678,000
Leasing In The Consolidated Statement Of Income [Abstract]
Right of use asset depreciation	173,996,000	342,889,000
short term lease expense	10,282,000	22,493,000
Expenses related to low-value assets	5,668,000	11,807,000
Expenses relating to variable lease payments	2,934,000	9,614,000
Interest Expense On Lease Liabilities	43,944,000	85,050,000
Leasing In The Consolidated Balance Sheet [Abstract]
Right Of Use Asset Land	28,263,000	28,263,000
Right Of Use Assets Buildings And Improvements	3,824,670,000	3,824,670,000
Right Of Use Assets Machinery And Improvements	373,624,000	373,624,000
Right Of Use Assets Advanced Payments	96,000	96,000
Right of Use Assets	€ 4,226,653,000	€ 4,226,653,000	€ 0